STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8%
Aerospace & Defense - .5%
The Boeing Company, Sr. Unscd. Notes	1.17	2/4/2023	1,000,000		1,004,773
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000		3,205,499
				4,210,272
Airlines - 1.0%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,855,524		3,865,983
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,880,412		3,896,062
				7,762,045
Automobiles & Components - 2.2%
American Honda Finance, Sr. Unscd. Notes	1.70	9/9/2021	4,000,000		4,017,171
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	2,000,000	[a]	2,053,101
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,250,000		2,301,964
General Motors Financial, Sr. Unscd. Notes	5.20	3/20/2023	2,000,000		2,162,882
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000		3,817,534
Volkswagen Group of America Finance, Gtd. Notes	0.75	11/23/2022	3,000,000	[a,b]	3,015,569
				17,368,221
Banks - 13.7%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		7,924,396
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	7,000,000		7,530,848
Citigroup, Sub. Bonds	4.40	6/10/2025	8,500,000		9,540,401
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,885,000		7,723,890
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,785,000		7,477,042
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[a,b]	5,752,461
HSBC Holdings, Sr. Unscd. Notes	0.98	5/24/2025	500,000		502,327
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b,c]	4,242,941
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	3,960,000		4,187,860
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	2,685,000	[a,c]	2,922,929
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,561,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.8% (continued)
Banks - 13.7% (continued)
Morgan Stanley, Sub. Notes	4.88	11/1/2022	7,610,000	8,083,394
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	3,000,000	3,221,799
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,510,000	7,508,780
Santander UK, Sr. Unscd. Notes	2.10	1/13/2023	4,560,000	4,691,247
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a] 4,125,152
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	5,000,000	4,942,243
The Bank of Nova Scotia, Sr. Unscd. Notes	1.95	2/1/2023	4,870,000	5,005,664
The Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/24/2023	8,000,000	8,226,901
				109,172,141
Beverage Products - .7%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000	5,847,225
Chemicals - .5%
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,745,000	4,073,105
Commercial & Professional Services - .6%
Global Payments, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000	4,922,919
Consumer Staples - .4%
Kimberly-Clark, Sr. Unscd. Notes	1.05	9/15/2027	3,350,000	3,281,998
Diversified Financials - 1.9%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	2,500,000	2,463,123
Air Lease, Sr. Unscd. Notes	2.30	2/1/2025	4,790,000	4,943,319
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	3,231,920
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	4,500,000	4,404,184
				15,042,546
Electronic Components - .3%
Jabil, Sr. Unscd. Notes	1.70	4/15/2026	2,000,000	2,009,601
Energy - 3.2%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,875,000	6,063,298
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	3,371,474
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	2,000,000	2,130,675
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,756,946
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,824,158
Shell International Finance, Gtd. Notes	2.38	4/6/2025	3,785,000	4,008,606
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	2,990,672
				25,145,829

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.8% (continued)
Environmental Control - .6%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	5,162,272
Food Products - 1.0%
General Mills, Sr. Unscd. Notes, 3 Month LIBOR +1.01%	1.20	10/17/2023	4,325,000	[d] 4,394,131
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,784,920
				8,179,051
Health Care - 4.6%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	4,937,792
Amgen, Sr. Unscd. Notes	2.20	2/21/2027	4,820,000	5,022,644
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	3,153,911
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	3,975,000	3,983,985
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	4,925,000	4,814,325
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	6,000,000	6,362,947
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	5,471,215
UnitedHealth Group, Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	2,922,561
				36,669,380
Industrial - 2.4%
Caterpillar Financial Services, Sr. Unscd. Notes	0.90	3/2/2026	5,460,000	5,465,026
John Deere Capital, Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	5,125,989
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	4,058,001
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	4,240,741
				18,889,757
Information Technology - 2.4%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	4,977,748
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,000,000	6,584,147
Oracle, Sr. Unscd. Notes	2.50	4/1/2025	7,000,000	7,381,826
				18,943,721
Internet Software & Services - 1.9%
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	5,350,000	5,388,401
eBay, Sr. Unscd. Notes	1.90	3/11/2025	3,750,000	3,890,520
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,075,000	[a] 5,589,136
				14,868,057
Media - .6%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000	4,538,352
Metals & Mining - .6%
Glencore Funding, Gtd. Notes	1.63	9/1/2025	5,000,000	[a] 5,052,121
Municipal Securities - 5.4%
California, GO	3.38	4/1/2025	950,000	1,050,240
California, GO, Ser. A	2.37	4/1/2022	2,850,000	2,903,707

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.8% (continued)
Municipal Securities - 5.4% (continued)
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	3,062,805
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	4,000,000	3,983,795
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	3,250,000	3,315,745
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.28	11/15/2028	2,500,000	2,476,160
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,496,074
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,799,747
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	5,387,088
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,305,000	2,324,650
University of California, Revenue Bonds, Refunding, Ser. AX	3.06	7/1/2025	9,140,000	9,944,445
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	2,405,000	2,337,454
				43,081,910
Real Estate - 2.4%
Brandywine Operating Partnership, Gtd. Notes	3.95	11/15/2027	4,000,000	4,337,432
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000	[b] 2,577,406
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000	2,577,897
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000	4,101,890
Life Storage, Gtd. Notes	2.20	10/15/2030	2,000,000	1,939,567
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000	3,886,324
				19,420,516
Retailing - 1.4%
Target, Sr. Unscd. Notes	2.25	4/15/2025	3,785,000	4,002,375
The TJX Companies, Sr. Unscd. Notes	1.15	5/15/2028	7,040,000	6,747,072
				10,749,447
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Gtd. Notes	4.70	4/15/2025	3,500,000	3,947,277
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	4,575,000	[a] 4,585,466
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	1,440,000	[a] 1,442,374
				9,975,117
Technology Hardware & Equipment - .7%
Apple, Sr. Unscd. Notes	2.05	9/11/2026	5,500,000	5,770,203

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Telecommunication Services - 3.9%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	9,500,000		9,377,365
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,780,902
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,460,000		4,795,296
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,700,000		5,160,483
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	8,500,000		9,042,107
				31,156,153
Transportation - .5%
Ryder System, Sr. Unscd. Notes	4.63	6/1/2025	3,815,000		4,339,639
U.S. Government Agencies Collateralized Municipal-Backed Securities - .1%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/16/2049	703,824		712,929
U.S. Government Agencies Mortgage-Backed - .9%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			747,452	[e]	806,638
Federal National Mortgage Association:
2.78%, 3/1/2022			5,949,347	[e]	5,998,367
				6,805,005
U.S. Government Agencies Obligations - 2.8%
Federal Home Loan Bank, Bonds	0.63	10/28/2024	4,170,000		4,170,414
Federal Home Loan Mortgage Corp., Notes	0.60	8/12/2025	9,250,000	[e]	9,235,643
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[e]	9,195,728
				22,601,785
U.S. Treasury Securities - 37.7%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	11,246,741	[f]	12,271,896
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2025	11,134,828	[f]	12,258,941
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	14,201,309	[f]	15,887,646
U.S. Treasury Notes	0.13	5/31/2022	21,250,000		21,261,020
U.S. Treasury Notes	0.63	5/15/2030	6,740,000		6,228,313
U.S. Treasury Notes	1.13	2/28/2025	17,775,000	[b]	18,187,783
U.S. Treasury Notes	1.25	8/31/2024	6,000,000		6,170,859
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		4,107,812
U.S. Treasury Notes	1.50	8/15/2022	20,680,000		21,035,841
U.S. Treasury Notes	1.50	9/15/2022	20,000,000		20,362,891
U.S. Treasury Notes	1.63	5/15/2026	6,510,000		6,771,544
U.S. Treasury Notes	1.75	9/30/2022	19,210,000		19,634,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.8% (continued)
U.S. Treasury Securities - 37.7% (continued)
U.S. Treasury Notes	1.75	7/15/2022	16,750,000	17,065,044
U.S. Treasury Notes	1.88	1/31/2022	8,000,000	8,096,519
U.S. Treasury Notes	1.88	2/28/2022	13,150,000	13,329,255
U.S. Treasury Notes	2.00	4/30/2024	15,000,000	15,744,727
U.S. Treasury Notes	2.25	11/15/2024	15,690,000	16,675,222
U.S. Treasury Notes	2.38	2/29/2024	15,000,000	15,870,703
U.S. Treasury Notes	2.50	3/31/2023	11,000,000	11,476,953
U.S. Treasury Notes	2.63	2/28/2023	11,140,000	11,626,069
U.S. Treasury Notes	2.75	4/30/2023	8,000,000	8,400,000
U.S. Treasury Notes	2.88	11/30/2023	17,000,000	18,129,570
				300,593,329
Utilities - 2.6%
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	2,000,000	2,097,322
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000	5,537,809
NiSource, Sr. Unscd. Notes	3.49	5/15/2027	3,600,000	3,971,818
Public Service Enterprise Group, Sr. Unscd. Notes	2.65	11/15/2022	3,860,000	3,989,812
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000	5,161,951
				20,758,712
Total Bonds and Notes (cost $758,371,887)			787,103,358

Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T, Ser. A (cost $5,125,000)	5.00		205,000	5,399,700
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - ..2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,530,898)	0.04		1,530,898	[g] 1,530,898

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,276,200)	0.01		5,276,200	[g] 5,276,200
Total Investments (cost $770,303,985)			100.3%	799,310,156
Liabilities, Less Cash and Receivables			(0.3%)	(2,364,850)

Net Assets	100.0%	796,945,306

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $34,538,309 or 4.33% of net assets.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $11,227,573 and the value of the collateral was $11,521,227, consisting of cash collateral of $5,276,200 and U.S. Government & Agency securities valued at $6,245,027.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	413,308,400	-	413,308,400
Equity Securities – Preferred Stocks	5,399,700	-	-	5,399,700
Investment Companies	6,807,098	-	-	6,807,098
Municipal Securities	-	43,081,910	-	43,081,910
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	712,929	-	712,929
U.S. Government Agencies Mortgage-Backed	-	6,805,005	-	6,805,005
U.S. Government Agencies Obligations	-	22,601,785	-	22,601,785
U.S. Treasury Securities	-	300,593,329	-	300,593,329

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $29,006,171, consisting of $31,153,226 gross unrealized appreciation and $2,147,055 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.